Property and Equipment - Schedule of Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Balance at beginning of period	$ 22,957
Balance at end of period	9,536	$ 22,957
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	5,630
Balance at end of period	1,221	5,630
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	635
Balance at end of period	375	635
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	174
Balance at end of period	23	174
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	13,714
Balance at end of period	7,917	13,714
Construction in progress
Property, plant and equipment
Balance at beginning of period	2,803
Balance at end of period	1	2,803
Cost
Property, plant and equipment
Balance at beginning of period	43,037	41,115
Additions, net of transfers	87	2,176
Disposals/Impairment	(3,023)	(195)
Deconsolidation of subsidiaries	(17,565)	(58)
Reclassifications	(18)	0
Balance at end of period	22,518	43,037
Cost | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	13,341	11,733
Additions, net of transfers	0	390
Disposals/Impairment	(2,886)	(118)
Deconsolidation of subsidiaries	(5,092)	0
Reclassifications	0	1,336
Balance at end of period	5,363	13,341
Cost | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	1,510	1,452
Additions, net of transfers	0	0
Disposals/Impairment	0	0
Deconsolidation of subsidiaries	(438)	0
Reclassifications	0	58
Balance at end of period	1,072	1,510
Cost | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	1,419	1,329
Additions, net of transfers	0	11
Disposals/Impairment	(137)	0
Deconsolidation of subsidiaries	(365)	(58)
Reclassifications	0	137
Balance at end of period	917	1,419
Cost | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	23,964	18,485
Additions, net of transfers	0	412
Disposals/Impairment	0	0
Deconsolidation of subsidiaries	(8,799)	0
Reclassifications	0	5,067
Balance at end of period	15,165	23,964
Cost | Construction in progress
Property, plant and equipment
Balance at beginning of period	2,803	8,116
Additions, net of transfers	87	1,362
Disposals/Impairment	0	(77)
Deconsolidation of subsidiaries	(2,871)	0
Reclassifications	(18)	(6,598)
Balance at end of period	$ 1	$ 2,803